REDEEMABLE NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

15. REDEEMABLE NON-CONTROLLING INTERESTS

In addition to the lease agreement Uxin Hefei entered into with HCI as described in Note 11, Uxin Hefei also entered into an equity investment agreement with HCI. Pursuant to this agreement, HCI will invest by multiple instalments in Uxin Hefei, and each instalment will be made after the lease payment made by Uxin Hefei over a 10-year period. While HCI committed to invest, details of each investment will be subject to future negotiation.

In October 2023 and April 2025, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year and second-year rental of RMB147.1 million and RMB127.7 million into an investment for the subscription of 12.02% and 8.40% equity interests in Uxin Hefei.

The 12.02% and 8.40% equity interests in Uxin Hefei held by HCI are redeemable at the holders’ option when Uxin Hefei meets the performance condition or fails to meet certain conditions as stipulated in the equity investment agreement, which are not solely within the control of Uxin Hefei. As HCI’s redemption rights and Uxin Hefei’s repurchase rights in the equity investment agreement do not meet the criteria as a derivative, no bifurcation of the redemption and repurchase rights is required. Accordingly, such 12.02% and 8.40% equity interests in Uxin Hefei are recorded and accounted for as a whole as redeemable non-controlling interests outside of permanent equity in the Group’s Consolidated Balance Sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss of Uxin Hefei (2) the expected redemption value. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against accumulated deficit.

In October, 2024, the Company, through Uxin Anhui, entered into an agreement with Wuhan Junshan Urban Asset Operation Co.,Ltd. (“Wuhan Junshan”), a company indirectly controlled by Wuhan City Economic & Technological Development Zone, to establish a subsidiary Uxin Wuhan. Uxin Anhui will contribute RMB66.7 million and Wuhan Junshan will contribute RMB33.3 million, representing approximately 66.7% and 33.3% of Uxin Wuhan’s total registered capital, respectively. As of June 30, 2025, the Company and Wuhan Junshan each made contributions of RMB14.0 million to Uxin Wuhan, respectively.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. REDEEMABLE NON-CONTROLLING INTERESTS (CONTINUED)

The 33.3% equity interests in Uxin Wuhan held by Wuhan Junshan are redeemable at the holders’ option when Uxin Wuhan fails to meets any of the performance targets or as stipulated in the equity investment agreement, which are not solely within the control of Uxin Anhui. As Wuhan Junsahn’s redemption rights and Uxin Anhui’s repurchase rights in the equity investment agreement do not meet the criteria as a derivative, no bifurcation of the redemption and repurchase rights is required. Accordingly, such 33.3% equity interests in Uxin Wuhan are recorded and accounted for as a whole as redeemable non-controlling interests outside of permanent equity in the Group’s Consolidated Balance Sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss of Uxin Wuhan (2) the expected redemption value. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against accumulated deficit.

The change in the carrying amount of redeemable non-controlling interests for the six months ended June 30,2024 and 2025 was as follows:

Redeemable non-controlling interests

Beginning balance at January 1, 2024	148,341
Accretion to redemption value of redeemable non-controlling interests	3,300
Ending balance at June 30, 2024	151,641

Ending balance at December 31, 2024	154,977
Issuance of redeemable non-controlling interests	141,746
Accretion to redemption value of redeemable non-controlling interests	7,986
Ending balance at June 30, 2025	304,709